Debt (Components of Debt) (Detail) - USD ($) $ in Thousands		Mar. 31, 2017	Mar. 21, 2017		Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Real estate mortgage note		$ 9,454
Installment notes payable		211
Capital lease obligations		16,308
Unamortized debt issuance costs	[1]	(1,649)
Total debt, net		293,579
Less current portion		4,588	$ 4,632
Total long-term debt, net		288,991	291,429
New Revolver
Debt Instrument [Line Items]
New Credit Facility		120,000	120,000
Unamortized debt issuance costs		(1,649)	(1,125)	[2]
New Term Loan
Debt Instrument [Line Items]
New Credit Facility		$ 149,255	149,250	[2]
Predecessor
Debt Instrument [Line Items]
Prior Credit Facility					$ 444,440	$ 367,000
Real estate mortgage note					9,595	10,182
Installment notes payable					434	1,799
Capital lease obligations					16,946	19,437
Unamortized debt issuance costs	[1]				(2,303)	(23,426)
Total debt, net					469,112	1,583,701
Less current portion			$ 468,814		469,112	1,583,701
Total long-term debt, net					$ 0
Predecessor | 9.875% Senior Notes due 2020
Debt Instrument [Line Items]
Senior Notes						293,815
Unamortized debt issuance costs						(4,078)
Predecessor | 8.25% Senior Notes due 2021
Debt Instrument [Line Items]
Senior Notes						384,045
Unamortized debt issuance costs						(5,459)
Predecessor | 7.625% Senior Notes due 2022
Debt Instrument [Line Items]
Senior Notes						530,849
Unamortized debt issuance costs						$ (8,822)

[1]	Debt issuance costs are presented as a direct deduction from debt rather than an asset pursuant to recent accounting guidance. See table below.
[2]	Upfront fees of 0.5% were paid to the lenders under the New Credit Facility. The amount paid in connection with the New Term Loan is reflected as a discount on the loan and will be amortized under the effective interest method. The amount paid in connection with the New Revolver will be reflected as a reduction to the liability whenever outstanding borrowings exceed the remaining unamortized issuance costs, otherwise such amount will be reflected as an asset. The issuance cost related to the New Revolver will be amortized ratably over the life of the facility.